SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for bad debts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for bad debts
Movement in valuation and qualifying accounts
Balance at Beginning of Period	$ 263	$ 714	$ 532
Additional Charged to Costs and Expenses			162
Additional Charged to Other Accounts			20
Write-Offs Net of Recoveries	(263)	(451)
Balance at End of Period		$ 263	$ 714